Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Entity Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 28, 2019
Document Effective Date	Aug. 28, 2019
Prospectus Date	Aug. 28, 2019